Condensed Consolidating Financial Information - Condensed Consolidating Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales	$ 1,059.3	$ 1,055.2	$ 1,049.0	$ 1,024.3	$ 1,044.1	$ 1,029.2	$ 1,022.8	$ 1,033.3	$ 4,187.8		$ 4,129.4	$ 4,161.1
Cost of goods sold									2,991.5		2,962.0	2,981.6
Gross profit	305.0	298.2	295.6	297.5	286.8	286.4	291.7	302.5	1,196.3		1,167.4	1,179.5
Selling, general and administrative expenses									942.3		915.4	913.6
Operating (loss) income	64.5	62.4	63.6	63.5	57.7	59.7	63.7	70.9	254.0		252.0	265.9
Interest expense, net of interest income									(190.7)	[1]	(199.5)	(199.6)
Other income (expense), net	(15.5)	(30.4)	(15.9)	23.0	(22.0)	(13.0)	43.0	(23.1)	(38.8)		(15.1)	21.8
Loss on extinguishment of debt	0	0	0	(2.0)	(21.3)	(4.2)	0	0	(2.0)		(25.5)	0
Income before income taxes	1.1	(15.8)	0.3	36.9	(32.6)	(12.5)	57.5	(0.5)	22.5		11.9	88.1
Income tax provision									(8.4)		(8.1)	(30.4)
Equity in earnings of subsidiaries, net of tax									0		0	0
Net income	9.1	(13.5)	(3.6)	22.1	(21.1)	(8.2)	34.6	(1.5)	14.1		3.8	57.7
Impairment of goodwill and intangible assets												3.3
Selling General And Administrative Expenses Excluding Impairments												910.3
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales									0		0	0
Cost of goods sold									0		0	0
Gross profit									0		0	0
Selling, general and administrative expenses									2.9		3.0
Operating (loss) income									(2.9)		(3.0)	(3.0)
Interest expense, net of interest income									(148.8)	[1]	(154.4)	(159.2)
Other income (expense), net									(34.9)		(18.2)	25.0
Loss on extinguishment of debt									(2.0)		(25.5)
Income before income taxes									(188.6)		(201.1)	(137.2)
Income tax provision									76.2		79.2	56.7
Equity in earnings of subsidiaries, net of tax									126.5		125.7	138.2
Net income									14.1		3.8	57.7
Impairment of goodwill and intangible assets												0
Selling General And Administrative Expenses Excluding Impairments												3.0
Subsidiary Guarantors [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales									2,075.3		2,101.4	2,138.9
Cost of goods sold									1,559.6		1,569.9	1,594.8
Gross profit									515.7		531.5	544.1
Selling, general and administrative expenses									439.9		457.1
Operating (loss) income									75.8		74.4	90.8
Interest expense, net of interest income									(29.6)	[1]	(31.2)	(34.5)
Other income (expense), net									25.7		31.4	30.0
Loss on extinguishment of debt									0		0
Income before income taxes									71.9		74.6	86.3
Income tax provision									(46.7)		(44.9)	(53.6)
Equity in earnings of subsidiaries, net of tax									101.3		96.0	105.5
Net income									126.5		125.7	138.2
Impairment of goodwill and intangible assets												3.3
Selling General And Administrative Expenses Excluding Impairments												450.0
Non-Guarantor Subsidiaries [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales									2,158.5		2,064.8	2,041.6
Cost of goods sold									1,477.9		1,428.9	1,406.2
Gross profit									680.6		635.9	635.4
Selling, general and administrative expenses									564.3		518.5
Operating (loss) income									116.3		117.4	132.1
Interest expense, net of interest income									(12.3)	[1]	(13.9)	(5.9)
Other income (expense), net									35.2		34.9	12.8
Loss on extinguishment of debt									0		0
Income before income taxes									139.2		138.4	139.0
Income tax provision									(37.9)		(42.4)	(33.5)
Equity in earnings of subsidiaries, net of tax									0		0	0
Net income									101.3		96.0	105.5
Impairment of goodwill and intangible assets												0
Selling General And Administrative Expenses Excluding Impairments												503.3
Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales									(46.0)		(36.8)	(19.4)
Cost of goods sold									(46.0)		(36.8)	(19.4)
Gross profit									0		0	0
Selling, general and administrative expenses									(64.8)		(63.2)
Operating (loss) income									64.8		63.2	46.0
Interest expense, net of interest income									0	[1]	0	0
Other income (expense), net									(64.8)		(63.2)	(46.0)
Loss on extinguishment of debt									0		0
Income before income taxes									0		0	0
Income tax provision									0		0	0
Equity in earnings of subsidiaries, net of tax									(227.8)		(221.7)	(243.7)
Net income									(227.8)		(221.7)	(243.7)
Impairment of goodwill and intangible assets												0
Selling General And Administrative Expenses Excluding Impairments												$ (46.0)

[1]	The Parent’s net interest expense for the year ended December 31, 2013 of $148.8 million relates to long-term debt of approximately $2.6 billion, net of interest income associated with inter-company loans of $1.0 billion. The Parent is substantially dependent on dividends, interest income, or other distributions from its subsidiary companies to fund the cash interest expense on its long-term debt obligations. The Parent may draw on its existing revolving credit facility (a component of the Senior Secured Credit Facility) to fund certain portions of the cash interest expense on its long-term debt obligations.